Document and Entity Information	12 Months Ended
Jul. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Aug. 31, 2012
Document Effective Date	Aug. 31, 2012
Prospectus Date	Aug. 01, 2012